Earnings per share (Tables)	6 Months Ended
Jun. 30, 2023
Earnings per share [Abstract]
Earnings per share
Average number of outstanding diluted shares for the six-month period ended June 30, 2023 have been calculated considering the potential issuance of 3,347,305 shares (3,347,305 shares for the six-month period ended June 30, 2022) on the settlement of the Green Exchangeable Notes (Note 14) and the potential issuance of 220,925 shares (216,672 shares for the six-month period ended June 30, 2022) under the long-term incentive plans granted to employees. It also included the potential issuance of 796,194 shares to Algonquin for the six-month period ended June 30, 2022 under the agreement signed on August 3, 2021, according to which Algonquin has the option, on a quarterly basis, to subscribe such number of shares to maintain its percentage in Atlantica in relation to the use of the ATM program (Note 13).

Item	For the six-month period ended June 30,
	2023	2022
	($ in thousands)
Profit attributable to Atlantica	24,661	4,070
Average number of ordinary shares outstanding (thousands) - basic	116,147	113,541
Average number of ordinary shares outstanding (thousands) - diluted	119,715	117,902
Earnings per share for the period (U.S. dollar per share) - basic	0.21	0.04
Earnings per share for the period (U.S. dollar per share) - diluted (*)	0.21	0.04

(*) The potential ordinary shares related to the Green Exchangeable Notes and the long-term incentive plans granted to employees have not been considered in the calculation of diluted earnings per share for the six-month periods ended June 30, 2023 and 2022, as they have an antidilutive effect.